Annual Total Returns [BarChart] - ClearBridge Sustainability Leaders Fund - Class I	Mar. 01, 2021
Bar Chart Table:
Annual Return 2016	6.04%
Annual Return 2017	21.47%
Annual Return 2018	(2.41%)
Annual Return 2019	37.79%
Annual Return 2020	35.74%